financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Liquidity risk
Total	$ 30,623	$ 30,566
Debt or equity securities pursuant to a shelf prospectus expiring June, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,500
Debt or equity securities pursuant to a shelf prospectus expiring August, 2021
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,000
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,536	2,703
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	101	106
Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		10
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	26,082	25,619
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,147	2,081
Composite long-term debt
Liquidity risk
Total	27,978
Other
Liquidity risk
Contractual maturities, derivative liabilities	13	8
First year
Liquidity risk
Total	2,884	4,699
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,329	2,639
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities		3
First year | Construction credit facility commitment
Liquidity risk
Contractual maturities, non-derivative liabilities		10
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	352	1,657
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	213	373
First year | Other
Liquidity risk
Contractual maturities, derivative liabilities	4
2 years hence
Liquidity risk
Total	1,521	2,181
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	161	43
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	101	103
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	867	1,698
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	398	338
2 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	1
3 years hence
Liquidity risk
Total	2,165	2,456
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	10	7
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,904	2,235
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	252	207
3 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	8	8
4 years hence
Liquidity risk
Total	1,349	1,214
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	5
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,137	1,021
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	214	189
5 years hence
Liquidity risk
Total	1,869	1,756
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	8	5
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,694	1,595
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	177	157
5 years hence and 10 years before
Liquidity risk
Total	9,590	7,769
5 years hence and 10 years before | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	20	4
5 years hence and 10 years before | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	9,153	7,311
5 years hence and 10 years before | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	475	429
Thereafter
Liquidity risk
Total	11,245	10,491
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	10,975	10,102
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	418	388
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(6,339)	(6,554)
Amounts to be exchanged, Pay	6,088	6,589
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	27,978	27,735
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(80)	(1,140)
Amounts to be exchanged, Pay	73	1,153
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(160)	(119)
Amounts to be exchanged, Pay	151	118
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(160)	(119)
Amounts to be exchanged, Pay	151	118
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(160)	(119)
Amounts to be exchanged, Pay	150	118
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(160)	(119)
Amounts to be exchanged, Pay	150	118
Currency risk related to long-term debt | 5 years hence and 10 years before | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,451)	(1,919)
Amounts to be exchanged, Pay	2,393	1,944
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(3,168)	(3,019)
Amounts to be exchanged, Pay	3,020	3,020
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(454)	(917)
Amounts to be exchanged, Pay	449	921
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(251)	(917)
Amounts to be exchanged, Pay	244	$ 921
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(203)
Amounts to be exchanged, Pay	$ 205